UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4786

Ariel Investment Trust

(Exact name of registrant as specified in charter)

200 East Randolph Street

Suite 2900

Chicago, IL 60601

(Address of principal executive offices) (Zip code)

Mareilé B. Cusack, Esq.

Ariel Investments, LLC

200 East Randolph Street

Suite 2900

Chicago, IL 60601

With a copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Ariel Fund schedule of investments	06/30/16 (UNAUDITED)

Number of shares	Common stocks—99.07%		Value

	Consumer discretionary & services—31.16%
3,094,077	TEGNA, Inc.	$	71,689,764
1,377,908	Meredith Corp.		71,527,204
2,718,066	Interpublic Group of Cos., Inc.		62,787,325
836,340	Royal Caribbean Cruises Ltd.		56,160,231
1,559,202	International Speedway Corp., Class A		52,155,307
255,804	Mohawk Industries, Inc.(a)		48,541,367
3,111,708	MSG Networks Inc.(a)		47,733,601
2,473,216	DeVry Education Group Inc.		44,122,173
1,333,500	Mattel, Inc.		41,725,215
905,725	Viacom, Inc., Class B		37,560,416
192,424	The Madison Square Garden Co., Class A(a)		33,195,064
775,065	Sotheby’s(a)		21,236,781
19,883	Graham Holdings Co., Class B		9,733,524

			598,167,972

	Consumer staples—3.09%
389,345	J.M. Smucker Co.		59,340,071

	Energy—1.23%
1,928,817	Contango Oil & Gas Co.(a)(b)		23,608,720

	Financial services—28.77%
6,215,039	KKR & Co. L.P.		76,693,581
2,487,203	Lazard Ltd., Class A		74,068,905
545,578	Dun & Bradstreet Corp.		66,473,224
4,434,616	Janus Capital Group Inc.		61,729,855
1,450,588	First American Financial Corp.		58,342,649
587,299	JLL		57,232,288
2,126,853	CBRE Group, Inc., Class A(a)		56,319,067
697,700	Northern Trust Corp.		46,229,602
1,987,154	Western Union Co.		38,113,614
150,163	Fair Isaac Corp.		16,969,921

			552,172,706

	Health care—8.68%
406,443	Bio-Rad Laboratories, Inc.(a)		58,129,478
678,126	Charles River Laboratories Intl, Inc.(a)		55,904,707
403,600	Laboratory Corp. of America Holdings(a)		52,576,972

			166,611,157

	Materials & processing—5.50%
1,459,297	Simpson Manufacturing Co., Inc.		58,328,101
1,371,461	U.S. Silica Holdings, Inc.		47,274,261

			105,602,362

	Producer durables—17.79%
2,373,831	Brady Corp., Class A		72,544,275
3,187,341	Kennametal Inc.		70,472,109
1,157,800	Zebra Technologies Corp.(a)		58,005,780
894,616	MTS Systems Corp.(b)		39,219,965
311,266	Littelfuse, Inc.		36,788,529
229,013	Snap-on Inc.		36,142,832
2,482,155	Bristow Group Inc.(b)		28,321,389

			341,494,879

800.292.7435    1

Ariel Fund schedule of investments (continued)	06/30/16 (UNAUDITED)

Number of shares	Common stocks—99.07%		Value

	Technology—2.85%
1,025,003	Anixter Intl Inc.(a)	$	54,612,160

	Total common stocks (Cost $1,483,578,480)		1,901,610,027

Number of shares	Short term investments—0.78%		Value

14,962,846	Northern Institutional Treasury Portfolio, 0.28%(c)	$	14,962,846

	Total short term investments (Cost $14,962,846)		14,962,846

	Total Investments—99.85% (Cost $1,498,541,327)		1,916,572,873
	Other Assets less Liabilities—0.15%		2,865,532

	Net Assets—100.00%	$	1,919,438,405

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at June 30, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

2    ARIELINVESTMENTS.COM

Ariel Appreciation Fund schedule of investments	06/30/16 (UNAUDITED)

Number of shares	Common stocks—96.46%		Value

	Consumer discretionary & services—23.67%
810,000	Omnicom Group Inc.	$	66,006,900
2,779,430	Interpublic Group of Cos., Inc.		64,204,833
1,201,200	Viacom, Inc., Class B		49,813,764
1,458,200	Mattel, Inc.		45,627,078
810,600	CBS Corp., Class B		44,129,064
752,400	Nordstrom, Inc.		28,628,820
744,800	BorgWarner Inc.		21,986,496
899,500	TEGNA, Inc.		20,841,415
328,800	Tiffany & Co.		19,938,432
564,958	International Speedway Corp., Class A		18,897,845
886,637	MSG Networks Inc.(a)		13,601,011
56,566	The Madison Square Garden Co., Class A(a)		9,758,201

			403,433,859

	Consumer staples—3.82%
427,575	J.M. Smucker Co.		65,166,706

	Energy—2.05%
1,036,100	National Oilwell Varco		34,864,765

	Financial services—32.34%
1,137,400	AFLAC Inc.		82,074,784
1,097,200	Northern Trust Corp.		72,700,472
1,715,000	First American Financial Corp.		68,977,300
2,634,000	Western Union Co.		50,520,120
1,626,820	Lazard Ltd., Class A		48,446,700
1,248,300	Franklin Resources, Inc.		41,655,771
1,077,500	Progressive Corp.		36,096,250
223,600	Willis Towers Watson plc		27,795,716
2,183,868	KKR & Co. L.P.		26,948,931
271,600	JLL		26,467,420
999,500	Blackstone Group L.P.		24,527,730
234,950	T. Rowe Price Group, Inc.		17,144,301
573,967	Houlihan Lokey, Inc.		12,839,642
423,250	CBRE Group, Inc., Class A(a)		11,207,660
82,500	PrivateBancorp, Inc.		3,632,475

			551,035,272

	Health care—16.85%
737,600	Zimmer Biomet Holdings, Inc.		88,792,288
594,500	Laboratory Corp. of America Holdings(a)		77,445,515
354,654	Thermo Fisher Scientific Inc.		52,403,675
558,300	St. Jude Medical, Inc.		43,547,400
174,125	Bio-Rad Laboratories, Inc.(a)		24,903,357

			287,092,235

	Producer durables—15.41%
627,799	Stanley Black & Decker, Inc.		69,823,805
2,973,600	Kennametal Inc.		65,746,296
585,250	Illinois Tool Works Inc.		60,959,640
243,600	Snap-on Inc.		38,444,952
2,426,964	Bristow Group Inc.(b)		27,691,659

			262,666,352

800.292.7435    3

Ariel Appreciation Fund schedule of investments (continued)	06/30/16 (UNAUDITED)

Number of shares	Common stocks—96.46%		Value

	Technology—2.32%
741,200	Anixter Intl Inc.(a)	$	39,491,136

	Total common stocks (Cost $1,193,033,512)		1,643,750,325

Number of shares	Short term investments—3.62%		Value

61,765,080	Northern Institutional Treasury Portfolio, 0.28%(c)	$	61,765,080

	Total short term investments (Cost $61,765,180)		61,765,080

	Total Investments—100.08% (Cost $1,254,798,692)		1,705,515,405
	Other Assets less Liabilities—(0.08)%		(1,444,721)

	Net Assets—100.00%	$	1,704,070,684

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at June 30, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

4    ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments	06/30/16 (UNAUDITED)

Number of shares	Common stocks—99.34%		Value

	Consumer discretionary & services—7.32%
45,300	BorgWarner Inc.	$	1,337,256
27,800	Bed Bath & Beyond Inc.		1,201,516
139,000	Pier 1 Imports, Inc.		714,460

			3,253,232

	Energy—10.43%
19,000	Exxon Mobil Corp.		1,781,060
48,600	National Oilwell Varco		1,635,390
21,900	Apache Corp.		1,219,173

			4,635,623

	Financial services—25.14%
121,200	Western Union Co.		2,324,616
70,050	Morgan Stanley		1,819,899
132,300	KKR & Co. L.P.		1,632,582
9,800	Goldman Sachs Group, Inc.		1,456,084
23,200	JPMorgan Chase & Co.		1,441,648
32,700	Bank of New York Mellon Corp.		1,270,395
36,800	Progressive Corp.		1,232,800

			11,178,024

	Health care—18.37%
19,000	Zimmer Biomet Holdings, Inc.		2,287,220
16,900	Laboratory Corp. of America Holdings(a)		2,201,563
24,000	St. Jude Medical, Inc.		1,872,000
10,700	Johnson & Johnson		1,297,910
68,600	Hanger, Inc.(a)		509,698

			8,168,391

	Materials & processing—7.68%
85,082	Barrick Gold Corp.		1,816,501
61,000	Mosaic Co.		1,596,980

			3,413,481

	Producer durables—14.67%
22,600	Stanley Black & Decker, Inc.		2,513,572
9,400	Lockheed Martin Corp.		2,332,798
46,500	Kennametal Inc.		1,028,115
12,900	Zebra Technologies Corp.(a)		646,290

			6,520,775

	Technology—15.73%
59,100	Oracle Corp.		2,418,963
15,900	International Business Machines Corp.		2,413,302
22,400	Microsoft Corp.		1,146,208
19,100	Anixter Intl Inc.(a)		1,017,648

			6,996,121

	Total common stocks (Cost $41,370,409)		44,165,647

800.292.7435    5

Ariel Focus Fund schedule of investments (continued)	06/30/16 (UNAUDITED)

Number of shares	Short term investments—0.42%		Value

186,721	Northern Institutional Treasury Portfolio, 0.28%(b)	$	186,721

	Total short term investments (Cost $186,721)		186,721

	Total Investments—99.76% (Cost $41,557,130)		44,352,368
	Other Assets less Liabilities—0.24%		107,882

	Net Assets—100.00%	$	44,460,250

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

6    ARIELINVESTMENTS.COM

Ariel Discovery Fund schedule of investments	06/30/16 (UNAUDITED)

Number of shares	Common stocks—93.50%		Value

	Consumer discretionary & services—27.01%
226,132	Gaiam, Inc., Class A(a)	$	1,750,262
224,874	Rosetta Stone Inc.(a)		1,742,773
190,057	Century Casinos, Inc.(a)		1,184,055
67,702	XO Group Inc.(a)		1,180,046
28,100	Superior Industries Intl, Inc.		752,518
104,200	Skullcandy Inc.(a)		639,788
15,200	International Speedway Corp., Class A		508,440
45,500	West Marine, Inc.(a)		381,745
16,500	Movado Group Inc.		357,720
8,200	Strattec Security Corp.		334,314

			8,831,661

	Energy—5.69%
115,100	Gulf Island Fabrication, Inc.		798,794
58,354	Contango Oil & Gas Co.(a)		714,253
92,500	Mitcham Industries, Inc.(a)		346,875

			1,859,922

	Financial services—12.85%
523,718	Cowen Group, Inc., Class A(a)		1,550,205
21,800	First American Financial Corp.		876,796
45,600	Capital Southwest Corp.		623,352
77,300	Real Industry Inc.(a)		600,621
15,200	MB Financial, Inc.		551,456

			4,202,430

	Health care—2.32%
214,385	Kindred Biosciences, Inc.(a)		758,923

	Materials & processing—3.99%
80,631	Landec Corp.(a)		867,589
288,191	Orion Energy Systems, Inc.(a)		334,302
2,573	Simpson Manufacturing Co., Inc.		102,843

			1,304,734

	Producer durables—12.16%
52,099	Team, Inc.(a)		1,293,618
118,825	Spartan Motors Inc.		743,845
61,200	Bristow Group Inc.		698,292
22,500	CRA International, Inc.(a)		567,450
14,100	Brink’s Co.		401,709
16,600	ArcBest Corp.		269,750

			3,974,664

	Technology—21.31%
393,900	RealNetworks, Inc.(a)		1,697,709
109,800	Brooks Automation, Inc.		1,231,956
211,440	Telenav Inc.(a)		1,078,344
156,880	PCTEL, Inc.		738,905
221,800	SeaChange Intl, Inc.(a)		707,542
422,090	Imation Corp.(a)		527,612
187,300	Glu Mobile Inc.(a)		412,060
38,138	Digi International Inc.(a)		409,221
28,100	Electro Scientific Industries, Inc.(a)		164,104

			6,967,453

800.292.7435    7

Ariel Discovery Fund schedule of investments (continued)	06/30/16 (UNAUDITED)

Number of shares	Common stocks—93.50%		Value

	Utilities—8.17%
181,286	ORBCOMM, Inc.(a)	$	1,803,796
1,716,312	Pendrell Corp.(a)		865,879

			2,669,675

	Total common stocks (Cost $36,077,925)		30,569,462

Number of shares	Short term investments—6.18%		Value

2,021,975	Northern Institutional Treasury Portfolio, 0.28%(b)	$	2,021,975

	Total short term investments (Cost $2,021,975)		2,021,975

	Total Investments—99.68% (Cost $38,099,900)		32,591,437
	Other Assets less Liabilities—0.32%		104,733

	Net Assets—100.00%	$	32,696,170

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2016.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

8    ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	06/30/16 (UNAUDITED)

Number of shares	Common stocks—85.62%		Value

	Canada—1.37%
38,800	IGM Financial Inc.	$	1,056,230
18,107	Rogers Communications Inc.		732,998
8,628	Suncor Energy, Inc.		239,349

			2,028,577

	China—8.42%
103,020	China Mobile Ltd. ADR		5,964,858
27,636	Baidu, Inc. ADR (a)		4,564,086
157,500	China Mobile Ltd.		1,801,746
284,000	Lenovo Group Ltd.		170,954

			12,501,644

	Finland—4.55%
1,158,638	Nokia Corp. ADR		6,592,650
28,466	Nokia Corp.		161,268

			6,753,918

	France—4.59%
44,609	Michelin (CGDE)		4,218,307
35,422	BNP Paribas SA		1,562,752
7,686	Euler Hermes Group		641,933
3,752	L’Air Liquide SA		391,645

			6,814,637

	Germany—12.91%
89,319	Deutsche Boerse AG		7,289,414
212,569	Dialog Semiconductor plc (a)		6,324,437
1,079,140	Telefonica Deutschland Holding GmbH & Co.		4,422,647
7,774	Beiersdorf AG		732,363
4,502	SAP SE		335,538
885	BASF SE		67,413

			19,171,812

	Hong Kong—0.69%
2,103,321	Li & Fung Ltd.		1,016,673

	Ireland—0.32%
6,800	Ryanair Holdings plc ADR (a)		472,872

	Italy—1.40%
325,367	Snam SpA		1,935,367
2,253	DiaSorin SpA		137,515

			2,072,882

	Japan—12.80%
26,900	Shimamura Co., Ltd.		3,954,312
22,200	Nintendo Co., Ltd.		3,135,496
16,500	Daito Trust Construction Co., Ltd.		2,658,790
71,100	Canon Inc.		2,005,314
147,800	Nikon Corp.		1,983,739
27,200	Toyota Motor Corp.		1,330,697
10,433	Toyota Motor Corp. ADR		1,043,196
175,400	Anritsu Corp.		1,000,441
23,800	Japan Tobacco Inc.		945,639
17,201	Canon Inc. ADR		492,121
2,300	Murata Manufacturing Co., Ltd.		253,464
17,900	Japan Exchange Group, Inc.		202,462

			19,005,671

800.292.7435    9

Ariel International Fund schedule of investments (continued)

Number of shares	Common stocks—85.62%		Value

	Luxembourg—0.81%
25,972	Tenaris ADR	$	749,033
5,268	RTL Group(b)		431,540
268	RTL Group(c)		21,961

			1,202,534

	Netherlands—6.69%
308,965	Ahold N.V.		6,823,191
51,113	Gemalto N.V.		3,107,834

			9,931,025

	Singapore—0.38%
41,600	United Overseas Bank Ltd.		568,831

	Spain—2.47%
138,553	Endesa SA		2,772,278
30,285	Tecnicas Reunidas SA		899,371

			3,671,649

	Sweden—0.42%
21,463	H&M Hennes & Mauritz AB, Class B		625,318

	Switzerland—9.16%
30,477	Roche Holding AG		7,992,995
8,376	Swisscom AG		4,140,394
41,926	UBS AG		539,693
4,648	Nestle SA		357,703
131	SGS SA		298,624
1,573	Novartis AG		129,788
3,771	ABB Ltd.		73,837
525	Kuehne & Nagel Intl AG		73,226

			13,606,260

	United Arab Emirates—0.13%
572,516	Dubai Financial Market		196,401

	United Kingdom—14.35%
327,156	GlaxoSmithKline plc		6,988,021
58,315	Reckitt Benckiser Group plc		5,814,625
14,735	British American Tobacco plc ADR		1,907,888
39,823	GlaxoSmithKline plc ADR		1,725,929
233,048	HSBC Holdings plc		1,445,432
243,831	British Telecom Group plc		1,330,860
24,427	Diageo plc		678,497
126,851	Countrywide plc		414,746
32,115	IG Group Holdings plc		346,086
6,070	BT Group plc ADR		169,049
110,235	Hays Plc		143,302
3,896	Markit Ltd. (a)		127,010
29,588	Pagegroup plc		117,025
1,418	Rightmove plc		68,864
319	Diageo plc ADR		36,009

			21,313,343

10    ARIELINVESTMENTS.COM

06/30/16 (UNAUDITED)

Number of shares	Common stocks—85.62%		Value

	United States—4.16%
30,166	Harman Intl Industries, Inc.	$	2,166,522
12,310	Core Laboratories N.V.		1,525,086
16,955	EOG Resources Inc.		1,414,386
10,531	Philip Morris Intl, Inc.		1,071,213

			6,177,207

	Total common stocks (Cost $129,294,635)		127,131,254

Number of shares	Investment companies—1.37%		Value

	Exchange Traded Funds—1.37%
52,452	iShares MSCI Switzerland Cap ETF	$	1,555,202
13,629	Vanguard MSCI EAFE ETF		481,921

			2,037,123

	Total Investment companies (Cost $2,100,141)		2,037,123

Number of shares	Short term investments—10.21%		Value

15,153,876	Northern Institutional Treasury Portfolio, 0.28%(d)	$	15,153,876

	Total short term investments (Cost $15,153,876)		15,153,876

	Total Investments—(Cost $146,548,652) 97.20%		144,322,253
	Cash, Foreign Currency, Other Assets less Liabilities—2.80%		4,159,542

	Net Assets—100.00%	$	148,481,795

(a) Non-income producing.

(b) This security was purchased through more than one stock exchange and this line represents shares purchased through Xetra.

(c) This security was purchased through more than one stock exchange and this line represents shares purchased through Euronext Brussels.

(d) The rate presented is the rate in effect at June 30, 2016.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435    11

Ariel Global Fund schedule of investments

Number of shares	Common stocks—89.78%		Value

	Brazil—0.22%
18,017	Itau Unibanco Holdings SA ADR	$	170,080

	Canada—0.71%
11,745	IGM Financial Inc.		319,727
2,845	Rogers Communications Inc.		115,170
4,149	Suncor Energy, Inc.		115,097

			549,994

	Chile—1.01%
40,624	Banco Santander-Chile ADR		786,887

	China—10.16%
23,368	Baidu, Inc. ADR (a)		3,859,225
174,500	China Mobile Ltd.		1,996,220
33,705	China Mobile Ltd. ADR		1,951,520
124,000	Lenovo Group Ltd.		74,642

			7,881,607

	Finland—3.26%
409,006	Nokia Corp. ADR		2,327,244
34,994	Nokia Corp.		198,251

			2,525,495

	France—2.83%
18,534	Michelin (CGDE)		1,752,608
9,954	BNP Paribas SA		439,152

			2,191,760

	Germany—6.68%
31,631	Deutsche Boerse AG		2,581,438
46,385	Dialog Semiconductor plc(a)		1,380,065
257,497	Telefonica Deutschland Holding GmbH & Co.		1,055,302
886	Beiersdorf AG		83,467
522	BASF SE		39,762
505	SAP SE		37,638

			5,177,672

	Hong Kong—0.28%
452,000	Li & Fung Ltd.		218,481

	Israel—0.15%
33,879	Bank Leumi Le-Israel BM (a)		118,769

	Italy—0.10%
13,695	Snam SpA		81,461

	Japan—5.25%
5,650	Nintendo Co., Ltd.		797,998
4,800	Daito Trust Construction Co., Ltd.		773,466
4,700	Shimamura Co., Ltd.		690,902
46,300	Nikon Corp.		621,428
9,500	Toyota Motor Corp.		464,766
8,800	Canon Inc.		248,196
2,059	Toyota Motor Corp. ADR		205,879
3,100	Japan Tobacco Inc.		123,172

12    ARIELINVESTMENTS.COM

06/30/16 (UNAUDITED)

Number of shares	Common stocks—89.78%		Value

	Japan—5.25% (continued)
600	Murata Manufacturing Co., Ltd.	$	66,121
10,600	Anritsu Corp.		60,460
2,100	Japan Exchange Group, Inc.		23,753

			4,076,141

	Luxembourg—0.11%
2,849	Tenaris ADR		82,165

	Mexico—0.15%
12,718	Santander Mexico Financial Group ADR		115,607

	Netherlands—2.63%
55,332	Ahold N.V.		1,221,954
13,444	Gemalto N.V.		817,438

			2,039,392

	Singapore—0.27%
15,100	United Overseas Bank Ltd.		206,475

	Spain—1.49%
52,049	Endesa SA		1,041,438
3,979	Tecnicas Reunidas SA		118,164

			1,159,602

	Sweden—0.06%
1,596	H&M Hennes & Mauritz AB, Class B		46,499

	Switzerland—6.99%
15,370	Roche Holding AG		4,030,985
2,810	Swisscom AG		1,389,029

			5,420,014

	Thailand—0.11%
18,000	Kasikornbank PCL		88,361

	United Kingdom—7.30%
61,450	GlaxoSmithKline plc ADR		2,663,243
79,279	GlaxoSmithKline plc		1,693,392
8,223	Reckitt Benckiser Group plc		819,921
7,199	Diageo plc		199,963
36,271	British Telecom Group plc		197,972
1,334	British American Tobacco plc		86,006

			5,660,497

	United States—40.02%
88,544	Microsoft Corp.		4,530,796
52,714	Gilead Sciences, Inc.		4,397,402
28,819	Johnson & Johnson		3,495,745
37,042	Harman Intl Industries, Inc.		2,660,356
41,444	Verizon Communications Inc.		2,314,233
36,300	Southern Co.		1,946,769
66,691	Tumi Holdings Inc. (a)		1,783,317
23,010	American Express Co.		1,398,088
16,034	Quest Diagnostics Inc.		1,305,328
8,367	Philip Morris Intl, Inc.		851,091
9,282	Rockwell Collins, Inc.		790,269
5,297	Core Laboratories N.V.		656,245

800.292.7435    13

Ariel Global Fund schedule of investments (continued)	06/30/16 (UNAUDITED)

Number of shares	Common stocks—89.78%		Value

	United States—40.02% (continued)
8,188	Schlumberger Ltd.	$	647,507
15,316	U.S. Bancorp		617,694
6,446	Ansys, Inc. (a)		584,975
132,559	Acacia Research Corp.(a)		583,260
3,865	Berkshire Hathaway Inc., Class B(a)		559,613
3,599	EOG Resources Inc.		300,229
19,216	QLogic Corp. (a)		283,244
5,783	Coach, Inc.		235,599
1,337	Costco Wholesale Corp.		209,962
1,466	Praxair, Inc.		164,764
1,809	Occidental Petroleum Corp.		136,688
1,170	The PNC Financial Service Group, Inc.		95,226
2,869	EMC Corp.		77,951
1,487	Fastenal Co.		66,008
254	W.W. Grainger Inc.		57,722
714	AFLAC Inc.		51,522
318	Pioneer Natural Resources Co.		48,085
612	Cullen/Frost Bankers, Inc.		39,003
462	Varian Medical Systems Inc.(a)		37,990
334	Accenture plc, Class A		37,839
147	IntercontinentalExchange, Inc.		37,626
431	Union Pacific		37,605

			31,039,751

	Total common stocks (Cost $64,852,976)		69,636,710

Number of shares	Short term investments—8.14%		Value

6,312,850	Northern Institutional Treasury Portfolio, 0.28%(b)	$	6,312,850

	Total short term investments (Cost $6,312,850)		6,312,850

	Total Investments—(Cost $71,165,826) 97.92%		75,949,560
	Cash, Foreign Currency, Other Assets less Liabilities—2.08%		1,613,751

	Net Assets—100.00%	$	77,563,311

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2016.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

14    ARIELINVESTMENTS.COM

Notes to schedule of investments	06/30/16 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2016.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements–Accounting Standards Codification TM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of June 30, 2016 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$1,916,572,873	$1,705,515,405	$44,352,368	$32,591,437
Level 2	-	-	-	-
Level 3	-	-	-	-

Fair value at 6/30/16	$1,916,572,873	$1,705,515,405	$44,352,368	$32,591,437

800.292.7435    15

Notes to schedule of investments (continued)

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$15,386,848	$-	$-	$15,386,848
Consumer staples	18,367,128	-	-	18,367,128
Energy	3,178,821	-	-	3,178,821
Financials	17,049,780	-	-	17,049,780
Health care	16,974,248	-	-	16,974,248
Industrials	2,300,339	-	-	2,300,339
Information technology	24,309,351	-	-	24,309,351
Materials	1,208,091	-	-	1,208,091
Telecommunication services	23,649,003	-	-	23,649,003
Utilities	4,707,645	-	-	4,707,645

Total common stocks	$127,131,254	$-	$-	$127,131,254
Exchange traded funds	2,037,123	-	-	2,037,123
Short term investments	15,153,876	-	-	15,153,876

Total investments	$144,322,253	$-	$-	$144,322,253

Other financial instruments
Forward foreign currency contracts^	$-	$415,333	$-	$415,333

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$8,679,835	$-	$-	$8,679,835
Consumer staples	3,595,536	-	-	3,595,536
Energy	2,104,180	-	-	2,104,180
Financials	8,422,487	-	-	8,422,487
Health care	17,624,085	-	-	17,624,085
Industrials	1,534,864	-	-	1,534,864
Information technology	15,382,083	-	-	15,382,083
Materials	204,526	-	-	204,526
Telecommunication services	9,019,446	-	-	9,019,446
Utilities	3,069,668	-	-	3,069,668

Total common stocks	$69,636,710	$-	$-	$69,636,710
Short term investments	6,312,850	-	-	6,312,850

Total investments	$75,949,560	$-	$-	$75,949,560

Other financial instruments
Forward foreign currency contracts^	$-	$249,617	$-	$249,617

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund. Transfers between levels are recognized at the end of the reporting period.

* As of June 30, 2016, the only Level 2 investments held were forward currency contracts. See Schedules of Investments and Note Five, Forward Currency Contracts.

^Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from active markets such as exchange rates. As such, forward currency contracts are categorized as Level 2. The forward currency contracts are reflected at the unrealized appreciation (depreciation) on the contract. See Note Five, Forward Currency Contracts.

Foreign currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party. Net realized gains (losses) and Net unrealized appreciation (depreciation) on investments include the effects of changes in exchange rates on the underlying investments.

Forward currency contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as net unrealized appreciation (depreciation) on forward currency contracts.

16    ARIEL INVESTMENTS.COM

06/30/16 (UNAUDITED)

Securities transactions– Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the nine months ended June 30, 2016, with affiliated companies:

	Share activity				Nine months ended June 30, 2016

Security name	Balance September 30, 2015	Purchases	Sales	Balance June 30, 2016	Market value	Dividends credited to income	Amount of gain (loss) realized on sale of shares

Ariel Fund
Bristow Group Inc.	2,067,460	616,195	201,500	2,482,155	$28,321,389	$1,064,543	$(10,949,255)
Contango Oil & Gas Co.	1,928,817	-	-	1,928,817	23,608,720	-	-
MTS Systems Corp	856,616	38,000	-	894,616	39,219,965	513,970	-

					$91,150,074	$1,578,513	$(10,949,255)

Appreciation Fund
Bristow Group Inc	1,973,718	453,246	-	2,426,964	$27,691,659	$1,004,294	$-

NOTE FOUR | FEDERAL INCOME TAXES

At June 30, 2016, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$1,541,495,410	$1,268,746,098	$41,930,480	$38,448,833	$146,693,526	$71,334,544
Gross unrealized appreciation	658,345,749	637,105,358	10,159,168	4,379,621	4,372,697	7,555,086
Gross unrealized depreciation	(283,268,286)	(200,336,051)	(7,737,280)	(10,237,017)	(6,743,970)	(2,940,070)
Net unrealized appreciation (depreciation)	$375,077,463	$436,769,307	$2,421,888	$(5,857,396)	$(2,371,273)	$4,615,016

Tax adjustments are calculated annually. For interim periods, the Fund’s determine an estimate of tax cost adjustments based on a review of accounting reports for the interim period to identify changes from the adjustments calculated at the fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

800.292.7435    17

Notes to schedule of investments (continued)

NOTE FIVE | FORWARD CURRENCY CONTRACTS

At June 30, 2016, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)

Ariel International Fund
08/11/2016	Northern Trust Corp.	AUD	367,877	CAD	348,000	$4,528
08/11/2016	Northern Trust Corp.	USD	1,020,113	CNH	6,700,000	16,531
08/11/2016	Northern Trust Corp.	AUD	2,056,259	USD	1,500,000	31,111
08/11/2016	Northern Trust Corp.	SGD	595,274	USD	434,000	7,715
08/11/2016	Northern Trust Corp.	SEK	3,301,714	USD	406,000	(15,025)
08/12/2016	Northern Trust Corp.	JPY	46,061,250	USD	426,000	20,661
08/18/2016	Northern Trust Corp.	AUD	342,011	CAD	320,352	6,601
08/18/2016	Northern Trust Corp.	AUD	243,248	USD	176,817	4,260
08/18/2016	Northern Trust Corp.	JPY	65,032,624	USD	598,497	32,257
08/18/2016	Northern Trust Corp.	SEK	1,148,348	USD	139,649	(3,623)
08/22/2016	Northern Trust Corp.	AUD	1,265,774	CAD	1,188,340	22,174
08/22/2016	Northern Trust Corp.	AUD	396,023	CAD	374,000	5,232
08/22/2016	Northern Trust Corp.	USD	290,890	CAD	371,306	3,448
08/22/2016	Northern Trust Corp.	EUR	502,595	CNH	3,756,000	(3,504)
08/22/2016	Northern Trust Corp.	JPY	85,556,765	CNH	5,321,621	33,166
08/22/2016	Northern Trust Corp.	USD	1,224,184	CNH	8,091,000	12,786
08/22/2016	Northern Trust Corp.	USD	556,855	EUR	499,578	1,359
08/22/2016	Northern Trust Corp.	AUD	1,841,467	CHF	1,301,000	34,024
08/22/2016	Northern Trust Corp.	AUD	1,272,763	USD	917,000	30,315
08/22/2016	Northern Trust Corp.	EUR	92,201	USD	104,056	(1,535)
08/22/2016	Northern Trust Corp.	JPY	256,225,200	USD	2,360,000	125,467
08/22/2016	Northern Trust Corp.	SGD	258,895	USD	188,000	4,084
08/22/2016	Northern Trust Corp.	SEK	2,738,043	USD	330,000	(5,608)
08/22/2016	UBS AG	GBP	500,444	CNH	4,697,352	(36,753)
08/22/2016	UBS AG	JPY	37,641,200	CNH	2,316,068	18,366
08/22/2016	UBS AG	USD	5,657,675	CNH	37,467,717	47,945
08/22/2016	UBS AG	USD	474,512	EUR	421,796	5,504
08/22/2016	UBS AG	AUD	5,333,979	USD	3,925,083	44,989
08/22/2016	UBS AG	GBP	914,526	USD	1,320,714	(102,655)
08/22/2016	UBS AG	GBP	1,308,435	USD	1,866,083	(123,377)
08/22/2016	UBS AG	JPY	773,674,293	USD	7,272,366	232,524
08/22/2016	UBS AG	NOK	3,340,714	USD	405,000	(5,860)
08/22/2016	UBS AG	SGD	857,627	USD	630,000	6,307
08/22/2016	UBS AG	SEK	2,950,737	USD	356,059	(6,468)
08/22/2016	UBS AG	SEK	13,432,161	USD	1,623,000	(31,613)

						$ 415,333

18    ARIEL INVESTMENTS.COM

06/30/16 (UNAUDITED)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)

Ariel Global Fund
08/11/2016	Northern Trust Corp.	AUD	826,375	CHF	583,000	$16,725
08/11/2016	Northern Trust Corp.	CAD	546,754	CHF	407,753	4,593
08/11/2016	Northern Trust Corp.	USD	928,760	CNH	6,100,000	15,051
08/11/2016	Northern Trust Corp.	AUD	1,192,090	EUR	761,513	41,228
08/11/2016	Northern Trust Corp.	CAD	807,054	EUR	545,000	19,002
08/11/2016	Northern Trust Corp.	SEK	1,745,790	EUR	187,988	(2,218)
08/11/2016	Northern Trust Corp.	AUD	375,443	GBP	190,026	26,489
08/11/2016	Northern Trust Corp.	SEK	2,168,406	GBP	185,007	10,389
08/12/2016	Northern Trust Corp.	JPY	72,606,469	EUR	588,039	50,450
08/22/2016	Northern Trust Corp.	USD	942,065	CHF	904,938	12,380
08/22/2016	Northern Trust Corp.	EUR	280,943	CNH	2,099,545	(1,959)
08/22/2016	Northern Trust Corp.	JPY	67,509,610	CNH	4,199,090	26,170
08/22/2016	UBS AG	JPY	20,594,885	CNH	1,267,206	10,049
08/22/2016	UBS AG	USD	2,098,281	CNH	13,895,780	17,781
08/22/2016	UBS AG	USD	300,610	EUR	267,214	3,487

						$ 249,617

800.292.7435    19

Item 2. Controls and Procedures.

(a)

The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson, President
(Principal Executive Officer)

Date:	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson, President
(Principal Executive Officer)

Date:	August 19, 2016

By:	/s/ James Rooney
James Rooney, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	August 19, 2016